Discontinued Operation - Schedule of Discontinued Operations (Details) - Discontinued Operations, Held-for-Sale [Member] - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Discontinued Operations [Line Items]
Net Revenues		$ 698
Operating costs and expenses		4,575
Loss from discontinued operations		(3,877)
Other income (expense), net		(28)
Net loss from discontinued operations, net of income taxes		(3,905)
Income tax provision
Net loss from discontinued operations, net of tax		(3,905)
Loss on sale of discontinued operations, net of taxes		(389,576)
Total loss from discontinued operations		$ (393,481)